Other assets - Maturity (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	$ 2,192	$ 1,597
Insurance commission receivables	1,108	1,053
Prepaid expenses	630	793
Other miscellaneous assets	3,233	5,666
Other assets, total	7,163	$ 9,109
Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	2,192
Insurance commission receivables	1,108
Prepaid expenses	630
Other miscellaneous assets	4,038
Other assets, total	7,968
Allowance for impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (805)
Current
Schedule of Other Assets [Line Items]
Expected credit loss rate	3.00%
Other assets, total	$ 4,356
Current | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	1,187
Insurance commission receivables	20
Prepaid expenses	381
Other miscellaneous assets	2,894
Other assets, total	4,482
Current | Allowance for impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (126)
1 to 30 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	7.00%
Other assets, total	$ 430
1 to 30 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	16
Insurance commission receivables	9
Prepaid expenses	38
Other miscellaneous assets	400
Other assets, total	463
1 to 30 Days | Allowance for impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (33)
31 to 60 Days
Schedule of Other Assets [Line Items]
Expected credit loss rate	40.00%
Other assets, total	$ 131
31 to 60 Days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	78
Insurance commission receivables	39
Prepaid expenses	13
Other miscellaneous assets	91
Other assets, total	221
31 to 60 Days | Allowance for impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (90)
More than 90 days
Schedule of Other Assets [Line Items]
Expected credit loss rate	20.00%
Other assets, total	$ 2,246
More than 90 days | Gross carrying amount
Schedule of Other Assets [Line Items]
Credit Card Operating Assets	911
Insurance commission receivables	1,040
Prepaid expenses	198
Other miscellaneous assets	653
Other assets, total	2,802
More than 90 days | Allowance for impairment losses | Lifetime expected credit losses [member]
Schedule of Other Assets [Line Items]
Other miscellaneous assets	$ (556)